Employee Benefits - Summary of Amount Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability	$ (1,090)	$ (58)		$ 551	$ (7)	[2]
Net benefit cost recognized in the consolidated statements of income [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	433			468	374
Past service cost	116				10
Gain or Loss on Settlement or Curtailment	2			(14)	(3)
Net Interest on the Net Defined Benefit Liability	379			387	319
Net benefit cost recognized in the consolidated statements of income [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	279			318	244
Past service cost	(45)				10
Gain or Loss on Settlement or Curtailment	2			(5)	(2)
Net Interest on the Net Defined Benefit Liability	290			304	248
Net benefit cost recognized in the consolidated statements of income [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	139			125	106
Past service cost	161
Gain or Loss on Settlement or Curtailment				(8)	(1)
Net Interest on the Net Defined Benefit Liability	57			49	41
Net benefit cost recognized in the consolidated statements of income [member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	15			25	24
Gain or Loss on Settlement or Curtailment				(1)
Net Interest on the Net Defined Benefit Liability	32			34	30
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability	2,166			646	1,291
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability	1,608			668	1,061
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability	162			(63)	46
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability	$ 396			$ 41	$ 184

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1